Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	CELLYAN BIOTECHNOLOGY CO., LTD
Entity Central Index Key	0002007702
Entity File Number	001-42468
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Room B1, 5/F., Well Town Industrial Building
Entity Address, Address Line Two	13 Ko Fai Road
Entity Address, Address Line Three	Yau Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.001 per share
Trading Symbol	HKPD
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	16,349,986
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Chenyu Liang
Contact Personnel Email Address	andy@cell-yan.com
Entity Address, Address Line One	Room B1, 5/F., Well Town Industrial Building
Entity Address, Address Line Two	13 Ko Fai Road
Entity Address, Address Line Three	Yau Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+852
Local Phone Number	2618-9289